Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Operating expenses	$ (623,473)	$ (661,195)	$ (671,696)
EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(4,188)	(5,888)	(6,653)
Operating expenses	(184,427)	(122,878)	(103,339)
Bank loans	(176,605)
EUR | FX rate risk, including netting
Disclosure of detailed information about financial instruments [line items]
Bank loans		66	265
USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(18,108)	(36,144)	(18,043)
Operating expenses	(439,046)	(538,317)	(568,357)
Bank loans	(1,476,202)	(528,426)	(1,333,448)
Treasury Notes | EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(63,009)	(87,106)	(50,664)
Treasury Notes | USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ (700)	$ 0